Schedule of other financial assets, current (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of financial assets [line items]
Other financial assets, current	$ 1,567	₨ 114,634	₨ 273,926
Interest accrued on term deposits [member]
Disclosure of financial assets [line items]
Other financial assets, current		1,691	5,702
Security deposits [member]
Disclosure of financial assets [line items]
Other financial assets, current		14,897	48,746
Other financial assets including government grant [member]
Disclosure of financial assets [line items]
Other financial assets, current		₨ 98,046	₨ 219,478